Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss for the year	$ (17,948)	$ (7,323)	$ (3,236)
Items not involving cash:
Loss on disposal of property and equipment	27	542	76
Gain on modification of debt	(803)
Amortization	2,966	1,241	737
Foreign exchange loss (gain)	3,498	(2)	(1)
Interest and finance costs	2,258	716	545
Stock-based compensation	1,380	1,353	738
Changes in non-cash items:
Trade and other receivables	(233)	471	3,812
Inventory	(1,212)	14,073	(9,864)
Prepaids and deposits	31	(2,339)	(884)
Accounts payable and accrued liabilities	(1,627)	(2,727)	3,648
Deferred consideration	4,602	(4,602)
Deferred revenue	(622)	1,662	(520)
Warranty provision	69	869	(379)
Taxes paid	(760)
Interest paid	(708)	(340)	(371)
Cash provided (used) in operating activities	(9,082)	3,594	(5,699)
INVESTING ACTIVITIES
Purchase of intangible assets	(658)	(17,596)	(726)
Proceeds from government subsidy	817
Purchase of property and equipment	(11,109)	(6,537)	(372)
Proceeds on disposal of property and equipment	252	729	220
Restricted cash		284	(1)
Cash used in investing activities	(10,698)	(23,120)	(879)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	18,523	24,087	6,937
Share issuance costs	(1,367)	(2,213)	(451)
(Repayments) proceeds of credit facility	659	(4,628)	(246)
Proceeds from short-term loans		7,959	1,630
Repayment of short-term loans		(2,038)	(819)
Repayment of long-term loans	(447)	(222)	(118)
Cash provided by financing activities	17,368	22,945	6,916
Effect of foreign exchange rate on cash	(368)	(25)	87
Increase (decrease) in cash and cash equivalents	(2,780)	3,394	425
Cash and cash equivalents, beginning	4,402	1,008	583
Cash and cash equivalents, ending	$ 1,622	$ 4,402	$ 1,008